Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000111397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000111397 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111397 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111397 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000111397 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111397 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111397 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000111397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
C000111397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111397 [Member] | U S Government Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000111397 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000111397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000111397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000111397 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138651 [Member] | First Trust Senior Loan Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000138651 [Member] | First Trust Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000138651 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000138651 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000138651 [Member] | First Trust Intermediate Government Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000138651 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000138651 [Member] | First Trust Limited Duration Investment Grade Corporate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000138651 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 3 51 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138651 [Member] | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000138651 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000138651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000138651 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000138651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000138651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000138651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000138651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000138651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000138651 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138651 [Member] | U S Government Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000138651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000160832 [Member] | First Trust NASDAQ100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160832 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160832 [Member] | First Trust Nasdaq Transportation ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160832 [Member] | First Trust Developed Markets ex US AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160832 [Member] | First Trust Emerging Markets AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160832 [Member] | First Trust NYSE Arca Biotechnology Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160832 [Member] | First Trust Mid Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160832 [Member] | First Trust Large Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160832 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000160832 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000218786 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 3 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218786 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218786 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218786 [Member] | T Rowe Price Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000218786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000218786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000218786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000218786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000218786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218786 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218789 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 3 51 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218789 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218789 [Member] | Poste Italiane S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218789 [Member] | Great West Lifeco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000218789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000218789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000218789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000218789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000218789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241974 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241974 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241974 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241974 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241974 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000241974 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000241974 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241974 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000241974 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241974 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000241974 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000241974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000241976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000241976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000241976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000241976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000241976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241976 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000241976 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000241976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241976 [Member] | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000241976 [Member] | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000241976 [Member] | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%